Goodwill and Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Continuity of Goodwill By Group of CGUs

A continuity of our goodwill by group of CGUs for the years ended October 31, 2018 and 2017 is as follows:

(Canadian $ in millions)					Personal and Commercial Banking				Wealth Management	BMO Capital Markets		Total
	Canadian P&C		U.S. P&C		Total	Traditional Wealth Management	Insurance		Total
Balance – October 31, 2016	97		3,861		3,958	2,117	2		2,119	304		6,381
Acquisitions (disposals) during the year	–		–		–	(4)	–		(4)	–		(4)
Foreign exchange and other (1)	–		(142)		(142)	24	–		24	(15)		(133)
Balance – October 31, 2017	97		3,719		3,816	2,137	2		2,139	289		6,244
Acquisitions (disposals) during the year	–		–		–	–	–		–	54		54
Foreign exchange and other (1)	–		78		78	(8)	–		(8)	5		75
Balance – October 31, 2018	97	(2)	3,797	(3)	3,894	2,129 (4)	2	(5)	2,131	348	(6)	6,373

(1)	Other changes in goodwill included the effects of translating goodwill denominated in foreign currencies into Canadian dollars and purchase accounting adjustments related to prior-year purchases.
(2)	Relates primarily to bcpbank Canada, Diners Club, Aver Media LP and GE Transportation Finance.
(3)	Relates primarily to First National Bank & Trust, Ozaukee Bank, Merchants and Manufacturers Bancorporation, Inc., Diners Club, AMCORE, M&I and GE Transportation Finance.
(4)

Relates to BMO Nesbitt Burns Inc., Guardian Group of Funds Ltd., Pyrford International plc, LGM Investments Limited, M&I, myCFO, Inc., Stoker Ostler Wealth Advisors, Inc., CTC Consulting LLC, AWMB and F&C Asset Management plc.

(5)	Relates to AIG.
(6)	Relates to Gerard Klauer Mattison, BMO Nesbitt Burns Inc., Paloma Securities L.L.C., M&I, Greene Holcomb Fisher and KGS.

Summary of Intangible Assets

The following table presents the changes in the balance of these intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Branch distribution networks	Software – amortizing	Software under development	Other	Total
Cost as at October 31, 2016	704	968	194	3,189	476	365	5,896
Additions (disposals)	(33)	–	–	546	(67)	–	446
Foreign exchange and other	(17)	(37)	(7)	(39)	(11)	11	(100)
Cost as at October 31, 2017	654	931	187	3,696	398	376	6,242
Additions (disposals)	35	–	–	422	94	12	563
Foreign exchange and other	(1)	20	4	9	4	(4)	32
Cost as at October 31, 2018	688	951	191	4,127	496	384	6,837

Certain comparative figures have been reclassified to conform with the current year’s presentation.

The following table presents the accumulated amortization of our intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Branch distribution networks	Software – amortizing	Software under development	Other	Total
Accumulated amortization at October 31, 2016	398	735	194	2,329	–	62	3,718
Amortization	68	56	–	336	–	25	485
Disposals	(22)	–	–	(11)	–	–	(33)
Foreign exchange and other	(13)	(29)	(7)	(36)	–	(2)	(87)
Accumulated amortization at October 31, 2017	431	762	187	2,618	–	85	4,083
Amortization	46	51	–	387	–	19	503
Disposals	–	–	–	(20)	–	–	(20)
Foreign exchange and other	(2)	17	4	(15)	–	(5)	(1)
Accumulated amortization at October 31, 2018	475	830	191	2,970	–	99	4,565
Carrying value at October 31, 2018	213	121	–	1,157	496	285	2,272
Carrying value at October 31, 2017	223	169	–	1,078	398	291	2,159

Certain comparative figures have been reclassified to conform with the current year’s presentation.